Loans (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Interest expenses amount	$ 200,000	$ 100,000	$ 53,009
Ms Xinyang Wang [Member]
Percentage of ownership interest	100.00%
Outstanding principal amount	$ 2,200,000
Property owned valuation	2,600,000
Mr Dehong Zhang [Member]
Outstanding principal amount	400,000
Loan amount	300,000
Mr Dehong Zhang One [Member]
Outstanding principal amount	400,000
Loan amount	700,000
Mr Dehong Zhang Two [Member]
Loan amount	$ 700,000